General Information- Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 Subsidiary
Disclosure Of General Information About Financial Statements [Abstract]
Name of reporting entity	NuCana plc
Description of nature of entity's operations	clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat patients with cancer
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Name of subsidiary	NuCana Limited, NuCana, Inc. and NuCana BioMed Trustee Company Limited
Number of subsidiaries	3